SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (Employee Stock Option [Member], USD $)	12 Months Ended
Dec. 31, 2014
Employee Stock Option [Member]
Number of options
Outstanding at January 1, 2014	403,250
Granted	75,000
Exercised	7,078
Expired and forfeited	114,672
Outstanding at December 31, 2014	356,500
Vested and expected to vest	298,856
Exercisable at December 31, 2014	56,000
Weighted-average exercise price
Outstanding at January 1, 2014	$ 1.86
Granted	$ 1.38
Exercised	$ 0.28
Expired and forfeited	$ 2.49
Outstanding at December 31, 2014	$ 1.68
Vested and expected to vest	$ 1.68
Exercisable at December 31, 2014	$ 0.51
Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2014	2 years 8 months 8 days
Vested and expected to vest	2 years 7 months 28 days
Exercisable at December 31, 2014	2 years 4 months 6 days
Aggregate intrinsic value
Outstanding at December 31, 2014	$ (214,360)
Vested and expected to vest	(205,480)
Exercisable at December 31, 2014	$ (53,870)